Goodwill and Intangible Assets - Schedule of Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 110,715	$ 110,715
Other intangible assets	1,248	0
Goodwill and intangible assets	120,302	121,008
Core deposit intangibles
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets	6,946	8,964
Mortgage servicing rights
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets	$ 1,393	$ 1,329